Accrued Expenses	3 Months Ended
Mar. 31, 2013
Accrued Expenses [Abstract]
ACCRUED EXPENSES
7.            ACCRUED EXPENSES

As of March 31, 2013 December 31, 2012 and 2011, accrued expenses consisted of the following:

	March 31,	December 31,
	2013	2012	2011
Accrued interest and preferred dividends	1,264,938	$864,607	$15,977
Accrued trade payables	3,625,350	2,442,478	724,430
Accrued compensation	767,628	857,379	250,895
	5,657,916	$4,164,464	$991,302